Debt - Summary of Future maturities of our outstanding debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 0
2023	0
2024	465,712
2025	0
2026	0
Total long-term debt, net	$ 465,712